Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 470		$ 459	[1]	$ 324	[1]
Adjustments to reconcile net income to total net cash provided by operating activities:
Income from discontinued operations			(2)	[1]	(1)	[1]
Net loss (gain) on disposal of operations, fixed and intangible assets and short-term investments	3		(14)	[1]	(2)	[1]
Gain on disposal of London headquarters					(7)	[1]
Depreciation expense	63		64	[1]	54	[1]
Amortization of intangible assets	82		100	[1]	36	[1]
Release of provision for doubtful accounts			(1)	[1]	(8)	[1]
Provision for deferred income taxes	77		(21)	[1]	46	[1]
Excess tax benefits from share-based payment arrangements	(2)		(1)	[1]	(6)	[1]
Share-based compensation	47		39	[1]	40	[1]
Undistributed earnings of associates	(18)		(21)	[1]	(13)	[1]
Non-cash Venezuela currency devaluation	12
Effect of exchange rate changes on net income	6		(4)	[1]	56	[1]
Changes in operating assets and liabilities, net of effects from purchase of subsidiaries:
Fiduciary assets	70		773	[1]	(745)	[1]
Fiduciary liabilities	(70)		(773)	[1]	745	[1]
Other assets	(266)		(28)	[1]	(352)	[1]
Other liabilities	60		(192)	[1]	58	[1]
Movement on provisions	(45)		44	[1]	28	[1]
Net cash provided by continuing operating activities	489		422	[1]	253	[1]
Net cash used in discontinued operating activities			(3)	[1]
Total net cash provided by operating activities	489		419	[1]	253	[1]
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	10		20	[1]	6	[1]
Additions to fixed assets	(83)		(96)	[1]	(94)	[1]
Acquisitions of subsidiaries, net of cash acquired	(21)				(940)	[1]
Acquisition of investments in associates	(1)		(42)	[1]	(31)	[1]
Investment in Trident V Parallel Fund, LP	(1)
Proceeds from reorganization of investments in associates			155	[1]
Proceeds from sale of continuing operations, net of cash disposed	2		4	[1]	11	[1]
Proceeds from sale of discontinued operations, net of cash disposed			40	[1]
Proceeds on sale of short-term investments			21	[1]	15	[1]
Total net cash (used in) provided by investing activities	(94)		102	[1]	(1,033)	[1]
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS FROM OPERATING AND INVESTING ACTIVITIES	395		521	[1]	(780)	[1]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	90
Proceeds from issue of short-term debt, net of debt issuance costs					1,026	[1]
Proceeds from issue of long-term debt, net of debt issuance costs					643	[1]
Repayments of debt	(209)		(1,089)	[1]	(641)	[1]
Senior notes issued, net of debt issuance costs			778	[1]
Repurchase of shares					(75)	[1]
Proceeds from issue of shares	36		18	[1]	15	[1]
Excess tax benefits from share-based payment arrangements	2		1	[1]	6	[1]
Dividends paid	(176)		(174)	[1]	(146)	[1]
Acquisition of noncontrolling interests	(10)		(33)	[1]	(7)	[1]
Dividends paid to noncontrolling interests	(26)		(17)	[1]	(13)	[1]
Total net cash (used in) provided by financing activities	(293)		(516)	[1]	808	[1]
INCREASE IN CASH AND CASH EQUIVALENTS	102		5	[1]	28	[1]
Effect of exchange rate changes on cash and cash equivalents	(7)		11	[1]	(23)	[1]
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	221	[1],[2]	205	[1]	200	[1]
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 316		$ 221	[1],[2]	$ 205	[1]

[1]	The 2009 and 2008 Consolidated Statements of Cash Flows have been recast to conform to the new balance sheet presentation. See Note 2 - Basis of Presentation and Significant Accounting Policies for details.
[2]	The 2009 balance sheet has been recast to conform to the current year presentation. See Note 2 - Basis of Presentation and Significant Accounting Policies for details.